ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Oct. 31, 2022
Accounts Payable And Accrued Liabilities
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

8. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	October 31, 2022	October 31, 2022	January 31, 2021
Accounts payable	$909,438	$2,299,177	$236,806
Accrued liabilities	435,850	1,066,885	71,913
	$1,345,288	$3,366,062	$308,719